Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
January 31, 2025
TIE-NPRT1-0425
1.863104.117
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 1.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Paladin Energy Ltd (a)	127,461	691,998
Whitehaven Coal Ltd	12,461	46,825
		738,823
Financials - 0.5%
Banks - 0.1%
Commonwealth Bank of Australia	2,726	269,008
Capital Markets - 0.4%
Macquarie Group Ltd	8,598	1,271,924
Insurance - 0.0%
Steadfast Group Ltd	30,564	109,799
TOTAL FINANCIALS		1,650,731

Materials - 0.9%
Metals & Mining - 0.9%
BHP Group Ltd	73,562	1,806,660
Glencore PLC	322,829	1,394,766
Imdex Ltd	76,294	123,783
		3,325,209
TOTAL AUSTRALIA		5,714,763
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	6,075	74,721
BELGIUM - 0.9%
Financials - 0.4%
Banks - 0.4%
KBC Ancora	3,782	204,412
KBC Group NV	14,805	1,141,766
		1,346,178
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	6,467	1,262,609
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	21,416	441,228
TOTAL BELGIUM		3,050,015
BRAZIL - 2.1%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA ADR	94,379	1,341,126
Financials - 0.6%
Banks - 0.6%
Itau Unibanco Holding SA	387,258	2,240,431
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	196,678	1,038,911
Materials - 0.8%
Metals & Mining - 0.8%
Gerdau SA ADR	436,090	1,269,022
Vale SA ADR	164,600	1,529,134
		2,798,156
TOTAL BRAZIL		7,418,624
CANADA - 6.8%
Energy - 1.3%
Energy Equipment & Services - 0.0%
Pason Systems Inc	5,945	53,995
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	36,305	1,795,328
Canadian Natural Resources Ltd	41,896	1,272,721
Suncor Energy Inc	38,261	1,435,561
		4,503,610
TOTAL ENERGY		4,557,605

Financials - 1.5%
Banks - 1.1%
Royal Bank of Canada	31,885	3,887,146
Insurance - 0.4%
Intact Financial Corp	7,742	1,375,166
TOTAL FINANCIALS		5,262,312

Industrials - 2.0%
Aerospace & Defense - 0.1%
CAE Inc (a)	10,299	242,850
Ground Transportation - 1.7%
Canadian Pacific Kansas City Ltd	70,186	5,577,792
Trading Companies & Distributors - 0.2%
Richelieu Hardware Ltd	30,272	855,661
TOTAL INDUSTRIALS		6,676,303

Information Technology - 1.0%
Software - 1.0%
Constellation Software Inc/Canada	1,078	3,525,480
Constellation Software Inc/Canada warrants 3/31/2040 (a)(d)	921	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	1,200	31,829
		3,557,309
Materials - 1.0%
Chemicals - 0.3%
Nutrien Ltd	21,872	1,128,853
Metals & Mining - 0.7%
Franco-Nevada Corp	17,579	2,389,709
Osisko Gold Royalties Ltd	7,668	141,821
		2,531,530
TOTAL MATERIALS		3,660,383

TOTAL CANADA		23,713,912
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	60,172	1,286,975
CHINA - 9.1%
Communication Services - 2.6%
Interactive Media & Services - 2.6%
Tencent Holdings Ltd	175,165	9,216,345
Consumer Discretionary - 3.0%
Broadline Retail - 0.7%
PDD Holdings Inc Class A ADR (a)	22,395	2,506,224
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc	24,231	118,032
TAL Education Group Class A ADR (a)	88,900	1,087,247
		1,205,279
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (a)(b)(c)	146,949	2,796,816
Shangri-La Asia Ltd	1,248,093	815,307
Trip.com Group Ltd ADR (a)	4,000	280,680
		3,892,803
Household Durables - 0.8%
Haier Smart Home Co Ltd A Shares (China)	748,400	2,874,015
TOTAL CONSUMER DISCRETIONARY		10,478,321

Consumer Staples - 0.5%
Beverages - 0.5%
Kweichow Moutai Co Ltd A Shares (China)	4,500	895,685
Tsingtao Brewery Co Ltd H Shares	107,934	662,129
		1,557,814
Personal Care Products - 0.0%
Chlitina Holding Ltd	11,477	37,532
TOTAL CONSUMER STAPLES		1,595,346

Financials - 1.4%
Banks - 0.4%
China Construction Bank Corp H Shares	1,774,738	1,444,131
Insurance - 1.0%
China Life Insurance Co Ltd H Shares	1,274,680	2,352,430
PICC Property & Casualty Co Ltd H Shares	624,964	1,013,815
		3,366,245
TOTAL FINANCIALS		4,810,376

Health Care - 0.9%
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (b)(c)	227,276	1,610,087
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	695,398	1,595,723
TOTAL HEALTH CARE		3,205,810

Industrials - 0.7%
Machinery - 0.7%
Shenzhen Inovance Technology Co Ltd A Shares (China)	278,300	2,321,340
Materials - 0.0%
Chemicals - 0.0%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	173,800	409,382
TOTAL CHINA		32,036,920
DENMARK - 1.0%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	36,435	3,076,013
Industrials - 0.1%
Air Freight & Logistics - 0.1%
DSV A/S	2,596	517,160
TOTAL DENMARK		3,593,173
EGYPT - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(c)	57,949	21,441
FINLAND - 0.6%
Financials - 0.3%
Insurance - 0.3%
Mandatum Holding Oy	19,625	96,969
Sampo Oyj A Shares	24,314	1,003,385
		1,100,354
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	11,626	603,041
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	28,440	413,051
TOTAL FINLAND		2,116,446
FRANCE - 7.1%
Communication Services - 0.2%
Entertainment - 0.1%
Vivendi SE	85,384	241,337
Media - 0.1%
Canal+ SA	86,779	197,711
Louis Hachette Group	77,647	103,846
		301,557
TOTAL COMMUNICATION SERVICES		542,894

Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	5,243	3,834,754
Consumer Staples - 0.4%
Beverages - 0.0%
Laurent-Perrier	430	46,838
Food Products - 0.4%
Danone SA	21,856	1,530,903
TOTAL CONSUMER STAPLES		1,577,741

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	29,926	1,733,677
Financials - 1.2%
Banks - 0.4%
BNP Paribas SA	20,587	1,406,292
Financial Services - 0.1%
Edenred SE	9,468	326,486
Insurance - 0.7%
AXA SA	60,754	2,304,834
TOTAL FINANCIALS		4,037,612

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
EssilorLuxottica SA	5,894	1,624,606
Pharmaceuticals - 0.0%
Vetoquinol SA	1,328	97,814
TOTAL HEALTH CARE		1,722,420

Industrials - 2.5%
Aerospace & Defense - 2.0%
Airbus SE	12,566	2,173,560
LISI SA	2,446	69,527
Safran SA	18,634	4,619,303
		6,862,390
Building Products - 0.0%
Cie de Saint-Gobain SA	2,740	256,939
Electrical Equipment - 0.5%
Legrand SA	16,420	1,674,065
TOTAL INDUSTRIALS		8,793,394

Information Technology - 0.3%
IT Services - 0.2%
Alten SA	3,114	288,319
Capgemini SE	2,934	533,156
		821,475
Software - 0.1%
Lectra	14,454	402,604
TOTAL INFORMATION TECHNOLOGY		1,224,079

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	7,834	1,368,457
TOTAL FRANCE		24,835,028
GERMANY - 6.9%
Communication Services - 0.1%
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	2,853	279,396
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	1,446	140,632
TOTAL COMMUNICATION SERVICES		420,028

Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	2,639	215,182
Financials - 1.5%
Banks - 0.1%
Commerzbank AG	13,628	264,092
Capital Markets - 0.6%
Barlatier SA	28,856	566,973
Deutsche Boerse AG	6,381	1,576,349
		2,143,322
Insurance - 0.8%
Hannover Rueck SE	4,666	1,230,941
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,183	1,725,289
		2,956,230
TOTAL FINANCIALS		5,363,644

Health Care - 0.4%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA (a)	26,653	1,022,214
Health Care Technology - 0.0%
Nexus AG	1,320	95,171
Pharmaceuticals - 0.0%
Bayer AG	6,252	139,899
TOTAL HEALTH CARE		1,257,284

Industrials - 2.1%
Aerospace & Defense - 1.1%
Rheinmetall AG	5,007	3,923,745
Air Freight & Logistics - 0.2%
Deutsche Post AG	19,764	711,560
Industrial Conglomerates - 0.7%
Siemens AG	10,688	2,291,251
Machinery - 0.1%
Daimler Truck Holding AG	12,880	569,877
Stabilus SE	992	32,880
		602,757
TOTAL INDUSTRIALS		7,529,313

Information Technology - 1.9%
Software - 1.9%
SAP SE	24,688	6,803,377
Materials - 0.3%
Chemicals - 0.3%
BASF SE	14,453	696,313
Covestro AG	5,496	338,102
		1,034,415
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Vonovia SE	33,697	1,034,386
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	17,117	530,435
TOTAL GERMANY		24,188,064
GREECE - 1.1%
Financials - 1.1%
Banks - 1.1%
Eurobank Ergasias Services and Holdings SA	601,646	1,505,757
National Bank of Greece SA	256,366	2,228,695
		3,734,452
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Athens International Airport SA	5,000	44,452
TOTAL GREECE		3,778,904
HONG KONG - 0.3%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	84,117	700,017
Industrials - 0.1%
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	2,552,923	517,668
TOTAL HONG KONG		1,217,685
HUNGARY - 0.7%
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	19,171	1,186,797
Health Care - 0.4%
Pharmaceuticals - 0.4%
Richter Gedeon Nyrt	52,553	1,360,123
TOTAL HUNGARY		2,546,920
INDIA - 3.0%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	26,085	379,853
Reliance Industries Ltd GDR (b)	12,348	724,828
		1,104,681
Financials - 1.1%
Banks - 1.1%
HDFC Bank Ltd	122,370	2,396,724
ICICI Bank Ltd	96,289	1,386,536
		3,783,260
Financial Services - 0.0%
Jio Financial Services Ltd (a)	17,454	48,510
TOTAL FINANCIALS		3,831,770

Industrials - 0.4%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	33,207	1,363,401
Information Technology - 0.9%
IT Services - 0.9%
Tata Consultancy Services Ltd	65,705	3,111,048
Materials - 0.3%
Chemicals - 0.0%
Solar Industries India Ltd	1,902	222,952
Construction Materials - 0.3%
JK Cement Ltd	17,301	963,794
TOTAL MATERIALS		1,186,746

TOTAL INDIA		10,597,646
INDONESIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	1,176,473	679,625
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	25,603	60,316
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	1,420	135,752
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	55,750	54,076
TOTAL IRELAND		250,144
ISRAEL - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Tel Aviv Stock Exchange Ltd	7,200	81,742
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	14,688	260,418
Information Technology - 0.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	3,965	132,391
TOTAL ISRAEL		474,551
ITALY - 2.1%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Prada Spa	102,100	820,925
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	77,270	1,087,840
Financials - 0.9%
Banks - 0.9%
Mediobanca Banca di Credito Finanziario SpA	82,412	1,353,373
UniCredit SpA	41,314	1,897,274
		3,250,647
Industrials - 0.7%
Electrical Equipment - 0.2%
Prysmian SpA	12,164	849,759
Machinery - 0.3%
Interpump Group SpA	19,695	934,133
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	11,822	551,969
TOTAL INDUSTRIALS		2,335,861

TOTAL ITALY		7,495,273
JAPAN - 11.2%
Communication Services - 0.8%
Entertainment - 0.6%
Daiichikosho Co Ltd	2,335	27,183
Nintendo Co Ltd	31,725	2,081,309
		2,108,492
Interactive Media & Services - 0.1%
LY Corp	100,014	292,133
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	7,577	463,195
TOTAL COMMUNICATION SERVICES		2,863,820

Consumer Discretionary - 1.4%
Automobile Components - 0.4%
Denso Corp	97,054	1,343,083
Shoei Co Ltd	2,077	28,805
		1,371,888
Automobiles - 0.3%
Toyota Motor Corp	49,582	940,547
Distributors - 0.0%
Central Automotive Products Ltd	1,600	47,382
Diversified Consumer Services - 0.0%
Aucnet Inc	3,094	52,340
Hotels, Restaurants & Leisure - 0.1%
Curves Holdings Co Ltd	25,965	123,042
Gift Holdings Inc	2,905	61,518
Koshidaka Holdings Co Ltd	21,530	147,714
Monogatari Corp/The	4,523	97,525
		429,799
Household Durables - 0.4%
Sony Group Corp	40,998	904,799
Sumitomo Forestry Co Ltd	14,191	485,129
		1,389,928
Leisure Products - 0.0%
Yonex Co Ltd	2,874	38,666
Specialty Retail - 0.2%
USS Co Ltd	60,851	545,608
TOTAL CONSUMER DISCRETIONARY		4,816,158

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Daikokutenbussan Co Ltd	820	39,858
Kusuri no Aoki Holdings Co Ltd	2,715	57,844
YAKUODO Holdings Co Ltd	4,000	49,520
		147,222
Personal Care Products - 0.0%
Artnature Inc	5,906	30,559
TOTAL CONSUMER STAPLES		177,781

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	36,469	435,223
San-Ai Obbli Co Ltd	5,433	62,949
		498,172
Financials - 2.2%
Banks - 1.6%
Mitsubishi UFJ Financial Group Inc	220,548	2,789,138
Sumitomo Mitsui Financial Group Inc	106,878	2,633,805
		5,422,943
Financial Services - 0.3%
ORIX Corp	50,989	1,077,032
Insurance - 0.3%
Tokio Marine Holdings Inc	36,977	1,219,626
TOTAL FINANCIALS		7,719,601

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	12,217	1,640,572
Medikit Co Ltd	3,093	52,361
Nagaileben Co Ltd	7,875	105,561
Paramount Bed Holdings Co Ltd	2,621	47,335
Techno Medica Co Ltd	500	5,675
		1,851,504
Health Care Technology - 0.0%
Software Service Inc	728	55,504
TOTAL HEALTH CARE		1,907,008

Industrials - 3.5%
Commercial Services & Supplies - 0.0%
Japan Elevator Service Holdings Co Ltd	3,489	67,534
Pronexus Inc	5,235	44,963
		112,497
Construction & Engineering - 0.2%
SHO-BOND Holdings Co Ltd	17,380	563,203
Industrial Conglomerates - 0.8%
Hitachi Ltd	108,305	2,722,835
Machinery - 0.8%
Fujitec Co Ltd	3,903	148,572
Komatsu Ltd	27,000	814,408
MINEBEA MITSUMI Inc	19,975	320,573
Mitsubishi Heavy Industries Ltd	81,016	1,185,690
Mitsuboshi Belting Ltd	1,302	32,965
NS Tool Co Ltd	7,179	35,158
OSG Corp	4,696	51,973
Tocalo Co Ltd	6,600	76,489
		2,665,828
Professional Services - 1.1%
Funai Soken Holdings Inc	2,180	33,823
Recruit Holdings Co Ltd	54,100	3,775,759
		3,809,582
Trading Companies & Distributors - 0.6%
ITOCHU Corp	23,367	1,075,912
Mitsui & Co Ltd	57,165	1,131,409
		2,207,321
TOTAL INDUSTRIALS		12,081,266

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 1.2%
Ai Holdings Corp	1,937	24,796
Azbil Corp	170,000	1,280,559
Ibiden Co Ltd	12,019	352,433
Keyence Corp	5,084	2,189,724
		3,847,512
IT Services - 0.4%
Fujitsu Ltd	44,801	866,441
NSD Co Ltd	7,085	149,592
Obic Co Ltd	3,030	90,492
TIS Inc	20,173	446,051
		1,552,576
Semiconductors & Semiconductor Equipment - 0.2%
Renesas Electronics Corp	60,760	813,849
Software - 0.0%
Broadleaf Co Ltd	22,657	93,392
Miroku Jyoho Service Co Ltd	2,888	35,553
WingArc1st Inc	1,567	34,593
		163,538
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	45,283	997,634
TOTAL INFORMATION TECHNOLOGY		7,375,109

Materials - 0.5%
Chemicals - 0.5%
Kansai Paint Co Ltd	3,500	47,433
Nihon Parkerizing Co Ltd	12,913	105,302
Shin-Etsu Chemical Co Ltd	46,945	1,455,401
SK Kaken Co Ltd	2,200	126,908
		1,735,044
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Goldcrest Co Ltd	6,171	122,686
TOTAL JAPAN		39,296,645
KOREA (SOUTH) - 2.5%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Hyundai Mobis Co Ltd	6,694	1,204,142
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	749	53,096
Industrials - 0.6%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	36,212	1,318,701
Machinery - 0.2%
HD HYUNDAI MIPO (a)	9,435	799,388
TOTAL INDUSTRIALS		2,118,089

Information Technology - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co Ltd	151,992	5,410,995
TOTAL KOREA (SOUTH)		8,786,322
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	545,800	980,335
MEXICO - 1.5%
Consumer Staples - 1.3%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV ADR	15,180	1,295,157
Consumer Staples Distribution & Retail - 0.9%
Wal-Mart de Mexico SAB de CV Series V	1,235,933	3,204,050
TOTAL CONSUMER STAPLES		4,499,207

Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	108,427	749,288
TOTAL MEXICO		5,248,495
NETHERLANDS - 2.6%
Communication Services - 0.0%
Media - 0.0%
Havas NV	89,469	140,986
Industrials - 0.4%
Machinery - 0.1%
Aalberts NV (a)	13,075	465,245
Trading Companies & Distributors - 0.3%
IMCD NV	6,012	944,259
TOTAL INDUSTRIALS		1,409,504

Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	7,677	5,679,160
BE Semiconductor Industries NV	6,583	851,602
		6,530,762
Software - 0.3%
Nebius Group NV Class A (a)	28,787	940,183
TOTAL INFORMATION TECHNOLOGY		7,470,945

TOTAL NETHERLANDS		9,021,435
NORWAY - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medistim ASA	2,017	28,512
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	2,060	244,972
TOTAL NORWAY		273,484
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	12,866	2,355,765
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	10,200	60,854
POLAND - 0.8%
Financials - 0.8%
Banks - 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	164,600	2,708,759
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(d)	15,040	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(d)	62,556	1
TOTAL RUSSIA		1
SINGAPORE - 0.4%
Financials - 0.4%
Banks - 0.4%
United Overseas Bank Ltd	50,800	1,396,474
SOUTH AFRICA - 1.6%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
MTN Group Ltd	251,234	1,541,067
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	4,647	34,138
Financials - 0.4%
Financial Services - 0.4%
FirstRand Ltd	330,538	1,344,795
Materials - 0.8%
Metals & Mining - 0.8%
Anglo American PLC	42,254	1,237,248
Impala Platinum Holdings Ltd (a)	261,783	1,436,840
		2,674,088
TOTAL SOUTH AFRICA		5,594,088
SPAIN - 1.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	10,013	737,512
Financials - 0.9%
Banks - 0.9%
Banco Santander SA	476,947	2,444,118
Bankinter SA	59,549	508,541
		2,952,659
Industrials - 0.0%
Machinery - 0.0%
Fluidra SA	1,695	43,748
TOTAL SPAIN		3,733,919
SWEDEN - 3.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Hemnet Group AB	4,070	135,596
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Autoliv Inc	10,447	1,009,807
Financials - 0.6%
Financial Services - 0.6%
Investor AB B Shares	72,973	2,081,690
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	2,927	39,993
Industrials - 2.4%
Aerospace & Defense - 0.0%
INVISIO AB	3,889	115,746
Building Products - 0.5%
Assa Abloy AB B Shares	56,586	1,733,587
Machinery - 1.6%
Atlas Copco AB A Shares	230,902	3,857,396
Epiroc AB A Shares	75,489	1,438,549
		5,295,945
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	33,146	969,765
Bergman & Beving AB B Shares	5,200	151,013
		1,120,778
TOTAL INDUSTRIALS		8,266,056

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	60,648	1,290,872
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (a)	10,355	58,649
TOTAL SWEDEN		12,882,663
SWITZERLAND - 2.1%
Financials - 1.9%
Capital Markets - 0.9%
UBS Group AG	67,736	2,405,251
UBS Group AG (United States)	17,966	636,355
		3,041,606
Insurance - 1.0%
Swiss Life Holding AG	1,288	1,056,422
Zurich Insurance Group AG	3,767	2,282,669
		3,339,091
TOTAL FINANCIALS		6,380,697

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Tecan Group AG	253	65,559
Industrials - 0.2%
Machinery - 0.2%
Schindler Holding AG	107	30,194
Schindler Holding AG	2,807	813,668
		843,862
TOTAL SWITZERLAND		7,290,118
TAIWAN - 4.8%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Addcn Technology Co Ltd	17,637	98,049
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Eclat Textile Co Ltd	93,844	1,484,798
Industrials - 0.5%
Machinery - 0.5%
Hiwin Technologies Corp	179,936	1,582,604
Information Technology - 3.9%
Electronic Equipment, Instruments & Components - 0.4%
Yageo Corp	91,261	1,470,923
Semiconductors & Semiconductor Equipment - 3.5%
eMemory Technology Inc	1,104	108,212
Taiwan Semiconductor Manufacturing Co Ltd	363,824	12,058,117
		12,166,329
TOTAL INFORMATION TECHNOLOGY		13,637,252

TOTAL TAIWAN		16,802,703
TURKEY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	325,536	1,068,009
UNITED ARAB EMIRATES - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	1,439,700	1,332,674
UNITED KINGDOM - 9.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Baltic Classifieds Group PLC	36,738	156,469
Rightmove PLC	42,052	349,027
		505,496
Consumer Discretionary - 2.6%
Broadline Retail - 0.1%
B&M European Value Retail SA	50,548	203,128
Hotels, Restaurants & Leisure - 1.8%
Compass Group PLC	90,450	3,116,400
Dp Poland PLC (a)	207,780	25,118
Flutter Entertainment PLC (United Kingdom) (a)	1,233	333,431
InterContinental Hotels Group PLC ADR	21,788	2,935,279
		6,410,228
Household Durables - 0.5%
Barratt Redrow PLC	288,887	1,631,560
Leisure Products - 0.1%
Games Workshop Group PLC	1,213	218,982
Specialty Retail - 0.1%
JD Sports Fashion PLC	175,162	193,554
TOTAL CONSUMER DISCRETIONARY		8,657,452

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	152,233	700,636
Tobacco - 0.4%
Imperial Brands PLC	46,385	1,564,458
TOTAL CONSUMER STAPLES		2,265,094

Financials - 2.7%
Banks - 1.4%
HSBC Holdings PLC	169,462	1,769,883
Lloyds Banking Group PLC	1,874,469	1,441,215
Standard Chartered PLC	101,672	1,367,440
		4,578,538
Capital Markets - 1.1%
3i Group PLC	12,989	624,035
London Stock Exchange Group PLC	22,360	3,327,348
		3,951,383
Insurance - 0.2%
Beazley PLC	71,148	739,253
TOTAL FINANCIALS		9,269,174

Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	6,264	879,313
Industrials - 2.3%
Aerospace & Defense - 1.4%
BAE Systems PLC	264,095	3,992,123
Rolls-Royce Holdings PLC (a)	119,189	888,692
		4,880,815
Machinery - 0.0%
Bodycote PLC	26,732	213,123
Spirax Group PLC	290	29,107
		242,230
Marine Transportation - 0.0%
Clarkson PLC	1,944	103,164
Professional Services - 0.6%
RELX PLC	40,713	2,021,664
Trading Companies & Distributors - 0.3%
Bunzl PLC	14,117	603,526
Diploma PLC	1,913	107,970
Howden Joinery Group PLC	25,959	264,091
		975,587
TOTAL INDUSTRIALS		8,223,460

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.3%
Oxford Instruments PLC	3,479	90,586
Spectris PLC	28,633	1,077,842
		1,168,428
Software - 0.2%
Sage Group PLC/The	42,832	715,888
TOTAL INFORMATION TECHNOLOGY		1,884,316

Real Estate - 0.0%
Residential REITs - 0.0%
UNITE Group PLC/The	8,130	86,389
TOTAL UNITED KINGDOM		31,770,694
UNITED STATES - 11.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
PriceSmart Inc	4,162	378,617
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Shell PLC ADR	57,820	3,807,447
Financials - 3.1%
Capital Markets - 1.5%
Moody's Corp	5,129	2,561,628
Morningstar Inc	1,154	379,250
S&P Global Inc	4,331	2,258,227
		5,199,105
Financial Services - 1.0%
Mastercard Inc Class A	3,125	1,735,719
Visa Inc Class A	5,535	1,891,863
		3,627,582
Insurance - 0.6%
Marsh & McLennan Cos Inc	10,232	2,219,116
TOTAL FINANCIALS		11,045,803

Health Care - 0.6%
Pharmaceuticals - 0.6%
GSK PLC	29,782	518,790
Roche Holding AG	5,586	1,756,082
		2,274,872
Industrials - 1.8%
Electrical Equipment - 0.6%
GE Vernova Inc	5,933	2,212,297
Machinery - 0.2%
Otis Worldwide Corp	8,078	770,803
Professional Services - 0.8%
Experian PLC	55,097	2,714,061
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	3,508	633,297
TOTAL INDUSTRIALS		6,330,458

Materials - 4.5%
Chemicals - 2.2%
Linde PLC	11,575	5,163,839
Sherwin-Williams Co/The	7,008	2,509,985
		7,673,824
Construction Materials - 2.3%
CRH PLC	65,297	6,466,363
Holcim AG	12,493	1,252,099
		7,718,462
TOTAL MATERIALS		15,392,286

TOTAL UNITED STATES		39,229,483
TOTAL COMMON STOCKS (Cost $276,358,968)		344,923,750

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (a)(d)(e) (Cost $63,224)	577	142,899

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Cost $728,731)	11,739	463,935

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $4,144,994)	4.37	4,144,169	4,144,998

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $281,295,917)	349,675,582
NET OTHER ASSETS (LIABILITIES) - 0.3%	988,856
NET ASSETS - 100.0%	350,664,438

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,964,248 or 2.0% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,271,249 or 1.8% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $142,899 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,756,116	55,929,310	61,540,428	91,571	-	-	4,144,998	4,144,169	0.0%
Fidelity Securities Lending Cash Central Fund	897,547	9,397,091	10,294,638	1,971	-	-	-	-	0.0%
Total	10,653,663	65,326,401	71,835,066	93,542	-	-	4,144,998	4,144,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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